Related party	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Disclosure of related party [text block]
6.8 RELATED-PARTY TRANSACTIONS
Related party transactions are reported in accordance with criteria set forth in the International Accounting Standard 24 (“IAS 24”)[1]. These transactions between the Company (or its Group companies) and related parties, carried out on an arm’s length basis and in the ordinary course of business in fiscal year 2025, and fiscal years 2024 and 2023[2], are disclosed below, in four separate categories.
If the related party has been a related party for a period shorter than the financial year, as applicable, the transactions during these periods are disclosed.
a) Transactions between Ferrovial SE and its key management personnel[3]
This section sets out reportable transactions between the Company and its key management personnel, their close family members, or companies in which one or the other holds control or joint control, or over which they could exercise significant influence.
At December 31, 2025:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Banco Sabadell, S.A.	Bank and other guarantees received	(20,273)	—	(20,273)
Banco Sabadell, S.A.	Financial expenses	(47)	(47)	(47)
At December 31, 2024:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Bankinter, S.A.	Financial expenses	(65)	(65)	(65)
Banco Sabadell, S.A.	Bank and other guarantees received	(20,126)	—	(20,126)
	Financial expenses	(158)	(158)	(158)
At December 31, 2023:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Bankinter, S.A.	Financial expenses	(1,268)	—	—
Banco Sabadell, S.A.	Bank and other guarantees received	(20,110)	—	(20,110)
Banco Sabadell, S.A.	Financial expenses	(1,270)	(1,270)	—
Bank of America	Financing agreements	(112,000)	—	(112,000)
Bank of America	Bank and other guarantees received	(8,127)	—	(8,127)
Bank of America	Financial expenses	(46)	—	—
Bank of America	Settlement of derivatives	1,415	1,415	—
KBC Bank	Financing agreements	(1,660)	—	(1,660)
KBC Bank	Bank and other guarantees received	(43,000)	—	(43,000)
b) Transactions between subsidiaries of the Company and the Company’s key management personnel[3]
This section sets out reportable transactions between Group companies and the Company’s key management personnel, their close family members, or companies in which one or the other holds control or joint control, or over which they could exercise significant influence.
At December 31, 2025:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Juan del Pino Fdez-Fontecha	Services rendered	111	6	47
Ignacio del Pino Fdez-Fontecha	Services rendered	111	6	48
Rafael del Pino Fdez-Fontecha	Services rendered	112	6	35
EDP	Services received	(1,444)	—	35
EDP	Services rendered	11,305	536	1,431
Marsh McLennan group	Services received	(3,878)	—	12
Holcim group	Services received	(4,144)	—	—
Banco Sabadell, S.A.	Financing agreements	(116,296)	—	(116,296)
Banco Sabadell, S.A.	Bank and other guarantees	(50,251)	—	(50,251)
Banco Sabadell, S.A.	Financial income	592	592	—
Banco Sabadell, S.A.	Financial expenses	(65)	(65)	(65)
Banco Sabadell, S.A.	Settlement of derivatives	435	435	435
KBC Bank	Bank and other guarantees received	(2)	—	(2)
At December 31, 2024:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Juan del Pino Fdez-Fontecha	Services rendered	554	97	188
Ignacio del Pino Fdez-Fontecha	Services rendered	554	97	29
Rafael del Pino Fdez-Fontecha	Services rendered	554	97	99
EDP	Services received	(31)	—	(11)
EDP	Services rendered	8,392	660	1,348
Cummins	Services received	(15)	—	—
Cummins	Services rendered	1,483	1,593	—
Marsh McLennan	Services received	(2,251)	—	9
Holcim group	Services received	(10,498)	—	(1,178)
Bankinter, S.A.	Financing agreements	(14,286)	—	(14,286)
Bankinter, S.A.	Bank and other guarantees received	(40,909)	—	(40,909)
Bankinter, S.A.	Financial income	294	294	—
Bankinter, S.A.	Financial expenses	(135)	(135)	(135)
Banco Sabadell, S.A.	Financing agreements	(117,929)	—	(117,929)
Banco Sabadell, S.A.	Bank and other guarantees received	(47,404)	—	(47,404)
Banco Sabadell, S.A.	Financial income	4,802	4,802	—
Banco Sabadell, S.A.	Financial expenses	(157)	(155)	(155)
Banco Sabadell, S.A.	Settlement of derivatives	435	435	435
KBC Bank	Financing agreements	—	—	—
KBC Bank	Financial expenses	—	—	—
KBC Bank	Settlement of derivatives	—	—	—
Applus Group	Services received	(162)	—	(60)
At December 31, 2023:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Marsh McLennan Group	Services received	(2,051)	—	(51)
Holcim Group	Services received	(7,478)	(7)	(2,094)
Juan del Pino Fdez-Fontecha	Services rendered	25	(12)	27
Ignacio del Pino Fdez-Fontecha	Services rendered	25	(12)	27
Rafael del Pino Fdez-Fontecha	Services rendered	25	(12)	27
Cummins Group	Services rendered	28,012	(666)	833
Bankinter, S.A.	Financing agreements	(27,390)	—	(27,390)
Bankinter, S.A.	Bank and other guarantees received	(55,279)	—	(55,279)
Bankinter, S.A.	Financial income	602	602	—
Bankinter, S.A.	Financial expenses	—	—	—
Sabadell, S.A.	Financing agreements	(31,011)	—	(31,011)
Sabadell, S.A.	Bank and other guarantees received	(48,055)	—	(48,055)
Sabadell, S.A.	Financial income	410	410	—
Sabadell, S.A.	Financial expenses	(1,536)	(1,411)	—
Sabadell, S.A.	Derivatives settlement	6	6	—
Bank of America	Financing agreements	(191,028)	—	(191,028)
Bank of America	Financial expenses	(8,302)	(8,250)	—
c) Transactions with equity-accounted companies
This section includes the transactions carried out between Group companies and equity-accounted companies entered into in the ordinary course of business and at arm's length:

(Million euro)	2025	2024	2023
Services received	(2)	(1)	(3)
Services provided	62	138	111
Net financial expenses/Income	21	42	28
Payables to related parties	50	29	23
Receivables from related parties	29	26	38
Net receivables / (payables) due to financial transactions	139	293	256
d) Transactions between Group companies
This section includes transactions carried out between the Group companies in the ordinary course of business, in terms of purpose and conditions, which were not eliminated on consolidation for the following reason.
As explained in detail in Note 1.3.2., balances and transactions relating to construction work performed by the Construction business line for the Group's infrastructure concession operators are not eliminated on consolidation since, at the consolidated level, contracts of this type are classed as construction contracts in which the work, while being executed, is deemed to be performed for third parties, as the ultimate owner of the works is the awarding entity from both a financial and a legal viewpoint.
Ferrovial's Construction business billed those concession operators for EUR 179 million in 2025 (EUR 206 million in 2024 and EUR 376 million in 2023) for work performed and related advance payments and, in this respect, recognized sales for that construction work totaling EUR 178 million in 2025, EUR 303 million in 2024 and EUR 489 million in 2023.
In 2025, the profit from these transactions attributable to the Company’s holdings in the concession operators in question and not eliminated on consolidation, net of taxes and non-controlling interests, was EUR 4 million. In 2024, this amounted to EUR -14 million and in 2023 to EUR -35 million.